ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
1
Shares Security Description Value
Common Stock - 96.8%
Consumer Discretionary - 10.7%
4,100 1-800-Flowers.com, Inc., Class A
(a)
$ 54,243
22,800 American Outdoor Brands Corp.
(a)
189,240
35,720 Aspen Group, Inc.
(a)
285,403
19,879 BJ's Restaurants, Inc. 276,119
16,617 Carriage Services, Inc. 268,365
20,518 Chuy's Holdings, Inc.
(a)
206,616
22,200 elf Beauty, Inc.
(a)
218,448
14,746 Golden Entertainment, Inc.
(a)
97,471
6,700 Huami Corp., ADR
(a)
87,904
26,420 Interface, Inc. 199,735
5,044 Kura Sushi USA, Inc., Class A
(a)
60,326
3,300 M/I Homes, Inc.
(a)
54,549
2,500 Malibu Boats, Inc., Class A
(a)
71,975
15,112 QuinStreet, Inc.
(a)
121,652
28,330 Rosetta Stone, Inc.
(a)
397,187
11,800 Select Interior Concepts, Inc., Class A
(a)
24,426
43,360 Sportsman's Warehouse Holdings, Inc.
(a)
267,098
6,325 The Children's Place, Inc. 123,717
51,730 Tilly's, Inc., Class A
(a)
213,645
41,637 Universal Technical Institute, Inc.
(a)
247,740
3,682 Winmark Corp. 469,160
3,935,019
Consumer Staples - 1.1%
12,500 Cerus Corp.
(a)
58,125
700 John B Sanfilippo & Son, Inc. 62,580
2,400 NanoString Technologies, Inc.
(a)
57,720
3,800 Seneca Foods Corp., Class A
(a)
151,164
4,400 SpartanNash Co. 63,008
392,597
Energy - 1.5%
69,845 HighPoint Resources Corp.
(a)
13,271
31,129 Natural Gas Services Group, Inc.
(a)
138,835
34,900 Par Pacific Holdings, Inc.
(a)
247,790
2,300 Renewable Energy Group, Inc.
(a)
47,219
28,100 SunCoke Energy, Inc. 108,185
555,300
Financial Services - 14.5%
12,740 B. Riley Financial, Inc. 234,671
14,090 Bryn Mawr Bank Corp. 399,874
6,900 Central Valley Community Bancorp 89,976
3,300 Community Healthcare Trust, Inc. REIT 126,324
7,100 ConnectOne Bancorp, Inc. 95,424
38,210 CorePoint Lodging, Inc. REIT 149,783
10,200 Customers Bancorp, Inc.
(a)
111,486
6,700 Enterprise Financial Services Corp. 186,997
35,117 Everi Holdings, Inc.
(a)
115,886
8,800 Financial Institutions, Inc. 159,632
13,100 First Defiance Financial Corp. 193,094
6,800 First Foundation, Inc. 69,496
11,400 First Internet Bancorp 187,188
10,900 Forterra, Inc.
(a)
65,182
29,591 Fortress Transportation & Infrastructure
Investors, LLC 242,646
22,200 Global Medical REIT, Inc. 224,664
50,516 Great Elm Capital Corp. 141,445
11,400 Hallmark Financial Services, Inc.
(a)
46,056
13,050 Horizon Bancorp, Inc. 128,673
6,972 I3 Verticals, Inc., Class A
(a)
133,095
13,700 Luther Burbank Corp. 125,629
18,490 Midland States Bancorp, Inc. 323,390
11,542 NMI Holdings, Inc., Class A
(a)
134,003
16,200 Northrim BanCorp, Inc. 437,400
Shares Security Description Value
Financial Services - 14.5% (continued)
16,900 OP Bancorp $ 126,074
12,910 Plymouth Industrial REIT, Inc. 144,076
9,087 Premier Financial Bancorp, Inc. 112,679
31,041 Pzena Investment Management, Inc.,
Class A 138,443
11,500 RBB Bancorp 157,780
5,620 Stewart Information Services Corp. 149,885
10,500 The First of Long Island Corp. 182,175
2,800 Virtus Investment Partners, Inc. 213,108
5,346,234
Health Care - 22.0%
6,400 Adverum Biotechnologies, Inc.
(a)
62,528
17,800 Akebia Therapeutics, Inc.
(a)
134,924
23,982 Alphatec Holdings, Inc.
(a)
82,738
7,200 AngioDynamics, Inc.
(a)
75,096
3,100 Anika Therapeutics, Inc.
(a)
89,621
20,930 Apollo Endosurgery, Inc.
(a)
40,186
11,823 AtriCure, Inc.
(a)
397,135
112,393 Avid Bioservices, Inc.
(a)
574,328
21,600 BioCryst Pharmaceuticals, Inc.
(a)
43,200
53,100 BioDelivery Sciences International, Inc.
(a)
201,249
14,764 BioLife Solutions, Inc.
(a)
140,258
2,300 BioSpecifics Technologies Corp.
(a)
130,111
10,607 Cardiovascular Systems, Inc.
(a)
373,472
8,594 Cassava Sciences, Inc.
(a)
35,321
37,900 Catalyst Pharmaceuticals, Inc.
(a)
145,915
15,600 Champions Oncology, Inc.
(a)
115,440
11,900 Collegium Pharmaceutical, Inc.
(a)
194,327
19,400 Community Health Systems, Inc.
(a)
64,796
2,700 Computer Programs & Systems, Inc. 60,075
10,800 Cytokinetics, Inc.
(a)
127,332
10,800 Dicerna Pharmaceuticals, Inc.
(a)
198,396
13,192 Electromed, Inc.
(a)
148,278
6,800 Fulgent Genetics, Inc.
(a)
73,168
39,000 Harvard Bioscience, Inc.
(a)
86,190
15,892 IntriCon Corp.
(a)
187,049
9,500 Kura Oncology, Inc.
(a)
94,525
9,600 MacroGenics, Inc.
(a)
55,872
44,300 MEI Pharma, Inc.
(a)
71,323
52,931 MiMedx Group, Inc.
(a)
184,729
15,499 Misonix, Inc.
(a)
146,001
9,000 Molecular Templates, Inc.
(a)
119,610
17,255 NeoGenomics, Inc.
(a)
476,410
7,939 Optinose, Inc.
(a)
35,646
7,000 OraSure Technologies, Inc.
(a)
75,320
31,544 Pfenex, Inc.
(a)
278,218
48,782 Quotient, Ltd.
(a)
192,689
35,383 R1 RCM, Inc.
(a)
321,631
6,800 RadNet, Inc.
(a)
71,468
3,800 Rhythm Pharmaceuticals, Inc.
(a)
57,836
20,147 SeaSpine Holdings Corp.
(a)
164,601
124,870 SIGA Technologies, Inc.
(a)
596,879
15,835 STAAR Surgical Co.
(a)
510,837
5,600 Translate Bio, Inc.
(a)
55,832
8,800 Triple-S Management Corp., Class B
(a)
124,080
9,500 Vanda Pharmaceuticals, Inc.
(a)
98,420
8,973 Veracyte, Inc.
(a)
218,134
11,517 Vericel Corp.
(a)
105,611
27,280 ViewRay, Inc.
(a)
68,200
10,800 X4 Pharmaceuticals, Inc.
(a)
108,000
6,486 Xenon Pharmaceuticals, Inc.
(a)
73,551
8,086,556

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
2
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2020.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level
2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued
Shares Security Description Value
Materials & Processing - 8.8%
19,779 AdvanSix, Inc.
(a)
$ 188,692
21,500 BlueLinx Holdings, Inc.
(a)
106,425
4,880 Chase Corp. 401,575
10,500 Eldorado Gold Corp.
(a)
64,785
7,300 Griffon Corp. 92,345
24,121 Insteel Industries, Inc. 319,603
51,439 Landec Corp.
(a)
447,005
3,200 Lawson Products, Inc.
(a)
85,504
6,200 LB Foster Co., Class A
(a)
76,632
15,700 NN, Inc. 27,161
39,931 Northern Technologies International Corp. 295,489
8,000 Northwest Pipe Co.
(a)
178,000
21,700 Orion Energy Systems, Inc.
(a)
80,290
15,758 Orion Engineered Carbons SA 117,555
15,826 UFP Technologies, Inc.
(a)
602,812
78,859 Venator Materials PLC
(a)
135,638
3,219,511
Producer Durables - 18.5%
10,888 Allied Motion Technologies, Inc. 258,046
13,190 Argan, Inc. 455,978
7,900 Atkore International Group, Inc.
(a)
166,453
4,300 Canadian Solar, Inc.
(a)
68,413
12,085 Columbus McKinnon Corp. 302,125
12,234 CRA International, Inc. 408,738
3,615 Cryoport, Inc.
(a)
61,708
26,500 DHT Holdings, Inc. 203,255
8,732 Ducommun, Inc.
(a)
216,990
14,723 Energy Recovery, Inc.
(a)
109,539
9,817 GP Strategies Corp.
(a)
63,909
60,525 Great Lakes Dredge & Dock Corp.
(a)
502,358
67,001 Hill International, Inc.
(a)
97,151
5,456 ICF International, Inc. 374,827
27,724 IES Holdings, Inc.
(a)
489,329
7,715 Kornit Digital, Ltd.
(a)
192,026
9,678 Patriot Transportation Holding, Inc. 91,167
42,464 Perceptron, Inc.
(a)
122,296
5,700 Powell Industries, Inc. 146,319
105,375 Radiant Logistics, Inc.
(a)
407,801
33,500 Sharps Compliance Corp.
(a)
265,990
14,841 Systemax, Inc. 263,131
55,463 The Hackett Group, Inc. 705,489
23,913 The Manitowoc Co., Inc.
(a)
203,261
15,400 Titan Machinery, Inc.
(a)
133,826
13,467 TransAct Technologies, Inc. 41,882
9,400 Tutor Perini Corp.
(a)
63,168
4,600 Vectrus, Inc.
(a)
190,486
4,941 Vishay Precision Group, Inc.
(a)
99,215
3,100 VSE Corp. 50,809
42,800 Westport Fuel Systems, Inc.
(a)
40,271
6,795,956
Technology - 18.8%
10,385 Adesto Technologies Corp.
(a)
116,208
24,200 Celestica, Inc.
(a)
84,700
8,475 Cerence, Inc.
(a)
130,515
4,100 CEVA, Inc.
(a)
102,213
11,161 Cohu, Inc. 138,173
29,700 Digital Turbine, Inc.
(a)
128,007
53,148 eGain Corp.
(a)
389,575
6,666 Five9, Inc.
(a)
509,682
22,434 Ichor Holdings, Ltd.
(a)
429,835
12,900 Kimball Electronics, Inc.
(a)
140,868
48,631 Leaf Group, Ltd.
(a)
65,166
87,911 Limelight Networks, Inc.
(a)
501,093
Shares Security Description Value
Technology - 18.8% (continued)
18,600 MagnaChip Semiconductor Corp.
(a)
$ 205,530
9,542 Medallia, Inc.
(a)
191,222
6,300 Methode Electronics, Inc. 166,509
10,100 Mitek Systems, Inc.
(a)
79,588
46,373 MiX Telematics, Ltd., ADR 401,126
16,430 Perficient, Inc.
(a)
445,089
52,165 Photronics, Inc.
(a)
535,213
12,234 QAD, Inc., Class A 488,504
9,309 Red Violet, Inc.
(a)
167,562
13,800 Sapiens International Corp. NV 262,476
42,600 Seachange International, Inc.
(a)
158,472
3,500 SMART Global Holdings, Inc.
(a)
85,050
14,500 Smith Micro Software, Inc.
(a)
61,045
32,769 Telaria, Inc.
(a)
196,614
35,456 The Rubicon Project, Inc.
(a)
196,781
9,400 Ultra Clean Holdings, Inc.
(a)
129,720
10,686 Upland Software, Inc.
(a)
286,598
10,000 Veeco Instruments, Inc.
(a)
95,700
6,888,834
Utilities - 0.9%
1,400 Anterix, Inc.
(a)
63,938
13,840 Boingo Wireless, Inc.
(a)
146,843
1,000 Middlesex Water Co. 60,120
1,100 Unitil Corp. 57,552
328,453
Total Common Stock (Cost $44,123,825) 35,548,460
Shares Security Description Value
Money Market Fund - 4.0%
1,447,489 BlackRock Liquidity Funds FedFund
Portfolio, Institutional Shares, 0.36%
(b)
(Cost $1,447,489) 1,447,489
Investments, at value - 100.8% (Cost $45,571,314) $ 36,995,949
Other Assets & Liabilities, Net - (0.8)% (283,492)
Net Assets - 100.0% $ 36,712,457
ADR American Depositary Receipt
LLC Limited Liability Company
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
3
at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of
Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 35,548,460
Level 2 - Other Significant Observable Inputs 1,447,489
Level 3 - Significant Unobservable Inputs –
Total $ 36,995,949